Submission	Aug. 29, 2025
Submission [Line Items]
Central Index Key	0002067129
Registrant Name	Neptune Insurance Holdings Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES